UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: June 30 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  August 2 2006

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $194,988



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4390 100665.00SH       SOLE                100665.00
ACCENTURE LTD.                 COM              G1150G111     3308 116825.00SH       SOLE                116825.00
AEROFLEX INC.                  COM              007768104     3609 309290.00SH       SOLE                309290.00
ALCOA INC                      COM              013817101     4382 135425.00SH       SOLE                135425.00
AMERICAN INTL GROUP            COM              026874107     5408 91586.00 SH       SOLE                 91586.00
AMERUS GROUP CO                COM              03072M108     4902 83715.00 SH       SOLE                 83715.00
APACHE CORP                    COM              037411105     5192 76070.00 SH       SOLE                 76070.00
APPLIED MATERIALS, INC         COM              038222105     4143 254467.00SH       SOLE                254467.00
BB&T CORP.                     COM              054937107     5129 123325.00SH       SOLE                123325.00
CHEESECAKE FACTORY             COM              163072101     3533 131113.00SH       SOLE                131113.00
CINTAS CORP                    COM              172908105     4009 100822.00SH       SOLE                100822.00
CISCO SYSTEMS                  COM              17275R102     4264 218340.00SH       SOLE                218340.00
DANAHER CORP                   COM              235851102     6458 100400.00SH       SOLE                100400.00
DOVER CORP                     COM              260003108     5649 114275.00SH       SOLE                114275.00
EGL, INC                       COM              268484102     8550 170327.00SH       SOLE                170327.00
EXPEDITORS INTL                COM              302130109     8827 157590.00SH       SOLE                157590.00
EXXON MOBIL CORPORATION        COM              30231G102     8227 134107.00SH       SOLE                134107.00
GARMIN LTD                     COM              G37260109     6421 60895.00 SH       SOLE                 60895.00
GENERAL ELECTRIC               COM              369604103      494 15000.00 SH       SOLE                 15000.00
GOLDMAN SACHS GROUP INC        COM              38141G104     6570 43676.00 SH       SOLE                 43676.00
HARLEY-DAVIDSON, INC           COM              412822108     4775 87000.00 SH       SOLE                 87000.00
HARMONIC INC                   COM              413160102     2866 639765.00SH       SOLE                639765.00
HENRY (JACK) & ASSOC, INC      COM              426281101     5018 255215.00SH       SOLE                255215.00
HOME DEPOT                     COM              437076102     3787 105800.00SH       SOLE                105800.00
ILLINOIS TOOL WORKS            COM              452308109     5326 112135.00SH       SOLE                112135.00
INTEL CORP                     COM              458140100     3207 168794.00SH       SOLE                168794.00
JOHNSON & JOHNSON              COM              478160104      244  4075.00 SH       SOLE                  4075.00
KEYCORP                        COM              493267108      554 15514.00 SH       SOLE                 15514.00
MICROSOFT CORP                 COM              594918104     3454 148227.00SH       SOLE                148227.00
PARKER HANNIFIN                COM              701094104      216  2788.00 SH       SOLE                  2788.00
PEPSICO, INC                   COM              713448108     6091 101451.00SH       SOLE                101451.00
PFIZER                         COM              717081103      249 10615.00 SH       SOLE                 10615.00
PROCTER & GAMBLE               COM              742718109     5016 90221.00 SH       SOLE                 90221.00
SCHERING-PLOUGH                COM              806605101     3328 174875.00SH       SOLE                174875.00
SCHWAB (CHARLES) CORP          COM              808513105     4712 294855.00SH       SOLE                294855.00
SOVEREIGN BANCORP              COM              845905108     5205 256270.00SH       SOLE                256270.00
ST JUDE MEDICAL                COM              790849103     3644 112395.00SH       SOLE                112395.00
SYMBOL TECHNOLOGIES            COM              871508107     2449 226960.00SH       SOLE                226960.00
TIDEWATER INC                  COM              886423102     4590 93297.00 SH       SOLE                 93297.00
VALSPAR CORP                   COM              920355104     5356 202796.00SH       SOLE                202796.00
VARIAN MEDICAL SYSTEMS, INC    COM              92220p105     4427 93505.00 SH       SOLE                 93505.00
WALGREEN                       COM              931422109      210  4686.00 SH       SOLE                  4686.00
WATSON PHARMACEUTICALS         COM              942683103     3329 142993.00SH       SOLE                142993.00
WELLS FARGO COMPANY            COM              949746101     5340 79602.00 SH       SOLE                 79602.00
WM. WRIGLEY JR. COMPANY        COM              982526105     4085 90065.00 SH       SOLE                 90065.00
ZIMMER HOLDINGS INC            COM              98956p102     3382 59620.00 SH       SOLE                 59620.00
AMERICAN INCOME FD AMER-A                       453320103      662 34880.948SH       SOLE                34880.948